PATENT ACQUISITION (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	May 19, 2021	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Market value price per share						$ 0.10
NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Partnership percentage		100%
Fair value of shares				$ 610,000
Amortization expenses			$ 341,500
F And T Water Solutions L L C [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership, percentage			100.00%		100.00%
Patents Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member] | F And T Water Solutions L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Patent purchase price	$ 2,000,000
Issuance of common stock	9,900,990
Market value price per share	$ 0.505
Fair value of shares	$ 5,000,000
Cost of acquisition	7,000,000
Amortization, Year one	390,000
Amortization, Year two	390,000
Amortization, Year three	390,000
Amortization, Year four	390,000
Amortization, Year five	390,000
Finite lived intangible assets, net	$ 1,950,000
Patents Purchase Agreement [Member] | F And T Water Solutions L L C [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership, percentage	50.00%